Share-Based Compensation - Schedule of Stock Option Activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Stock Option Activities [Abstract]
Options Outstanding Balance (in Shares)	730,637	742,762
Weighted Average Exercise Price Outstanding Balance (in Dollars per share)	$ 0.18	$ 0.18
Weighted Average Remaining Contractual term Outstanding Balance		18 days
Fair Value Outstanding Balance	$ (757,437)	$ 829,686
Options Exercisable (in Shares)	730,637	742,762
Weighted Average Exercise Price Exercisable (in Dollars per share)	$ 0.18	$ 0.18
Weighted Average Remaining Contractual term Exercisable		18 days
Fair Value Exercisable	$ 757,437	$ 829,686
Options Outstanding Balance (in Shares)		730,637
Weighted Average Exercise Price Outstanding Balance (in Dollars per share)		$ 0.18
Weighted Average Remaining Contractual term Outstanding Balance
Fair Value Outstanding Balance		$ 757,437
Options Exercisable Balance (in Shares)		730,637
Weighted Average Exercise Price Exercisable Balance (in Dollars per share)		$ 0.18
Weighted Average Remaining Contractual term Exercisable Balance
Fair Value Exercisable Balance		$ 757,437
Options Granted (in Shares)
Weighted Average Exercise Price Granted (in Dollars per share)
Weighted Average Remaining Contractual term Granted
Fair Value Granted
Options Forfeited (in Shares)		(12,125)
Weighted Average Exercise Price Forfeited (in Dollars per share)		$ 0.16
Weighted Average Remaining Contractual term Forfeited
Fair Value Forfeited		$ (72,249)
Options Exercised (in Shares)	(730,637)
Weighted Average Exercise Price Exercised (in Dollars per share)	$ 0.18
Weighted Average Remaining Contractual term Exercised
Fair Value Exercised	$ (757,437)